UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		4 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ (2,657,689)	$ 1,961,467	$ (9,090,842)	$ 4,578,038	$ 5,461,619	$ (3,656,255)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
General and administrative expenses paid by related party					88,206
General and administrative expenses paid by Sponsor under note payable			62,017			88,206
General and administrative expenses paid by Sponsor under due to related party			1,260,776
Financing cost - derivative warrant liabilities			469,465
Interest income on investments held in Trust Account			(30,689)	(258,983)	(51,448)	(71,118)
Change in fair value of derivative warrant liabilities	787,500	(3,990,000)	7,980,000	(8,347,500)	(7,695,000)	(2,212,500)
Changes in operating assets and liabilities:
Prepaid expenses			(764,798)	260,674	254,347	327,327
Accounts payable			4,291	8,952	1,679,693	1,731,953
Accrued expenses			109,780	2,851,690	138,257	2,762,665
Due to related party				303,680
Net cash used in operating activities				(603,449)	(124,326)	(1,029,722)
Cash Flows from Investing Activities:
Cash Deposited In Trust Account			(175,000,000)
Net cash used in investing activities			(175,000,000)
Cash Flows from Financing Activities:
Proceeds received from initial public offering			175,000,000
Proceeds from settlement of receivable from related party					323,486	323,486
Repayment of note payable to related party					(175,626)	(175,626)
Proceeds received from private placement						1,500,000
Net cash provided by financing activities			175,000,000		147,860	1,647,860
Net (decrease) increase in cash			0	(603,449)	23,534	618,138
Cash - beginning of the period			0	618,138	0	0
Cash - end of the period	$ 14,689	$ 23,534	0	$ 14,689	$ 23,534	$ 618,138
Cash Flow, Noncash Investing and Financing Activities Disclosure [Abstract]
Prepaid Expenses Paid By Sponsor In Exchange For Issuance Of Class B Ordinary Shares			25,000
Offering Costs Included In Accrued Expenses			70,000
Offering costs included in note payable - related party			113,610
Offering Costs Included In Due To Related Party			327,532
Deferred Underwriting Commissions In Connection With The Initial Public Offering			6,125,000
Gross Proceeds Received From Private Placement Held In Sponsors Bank Account			550,000
Offering Costs Paid By Sponsor Out Of Proceeds Received From Private Placement			$ 3,500,000